UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

February 28, 2009

1.814095.104

TCC-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 40.7%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 11.0%
3/2/09 to 5/12/09	0.44 to 1.17% (c)	$ 2,373,150,000	$ 2,372,917,985
Federal Home Loan Bank - 16.2%
3/2/09 to 3/2/10	0.42 to 3.04 (c)	3,506,360,000	3,505,775,040
Freddie Mac - 13.5%
3/5/09 to 7/24/09	0.35 to 2.61 (c)	2,918,325,000	2,916,661,944
TOTAL FEDERAL AGENCIES			8,795,354,969
U.S. Treasury Obligations - 6.8%

U.S. Treasury Bills - 6.8%
8/13/09 to 2/11/10	0.48 to 0.71	1,475,900,000	1,469,874,844
Time Deposits - 3.4%

Calyon SA
3/2/09	0.31	735,000,000	735,000,000
Interfund Loans - 0.1%
With:
Fidelity Advisor Mid Cap Fund at 1.31% due 3/2/09 (b)	8,596,000	8,596,000
Fidelity Asset Manager 50% at 1.31% due 3/2/09 (b)	8,728,000	8,728,000
Fidelity Equity-Income Fund at 1.31% due 3/2/09 (b)	14,192,000	14,192,000
TOTAL INTERFUND LOANS		31,516,000
Repurchase Agreements - 49.9%
	Maturity Amount
In a joint trading account at:
0.25% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 9,543,851,061	9,543,649,000
0.26% dated 2/27/09:
due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	284,355,117	284,349,000
due 3/2/09 (Collateralized by U.S. Government Obligations) #	908,657,598	908,638,000
Repurchase Agreements - continued
	Maturity Amount	Value
In a joint trading account at: - continued
0.28% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 46,559,087	$ 46,558,000
TOTAL REPURCHASE AGREEMENTS		10,783,194,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $21,814,939,813)	21,814,939,813
NET OTHER ASSETS - (0.8)%	(193,554,542)
NET ASSETS - 100%	$ 21,621,385,271
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,543,649,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 5,129,279,090
Barclays Capital, Inc.	1,238,328,848
Citigroup Global Markets, Inc.	707,616,484
HSBC Securities (USA), Inc.	353,808,242
J.P. Morgan Securities, Inc.	699,383,367
Societe Generale, New York Branch	1,415,232,969
$ 9,543,649,000
Repurchase Agreement / Counterparty	Value
$908,638,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 356,277,002
UBS Securities LLC	552,360,998
$ 908,638,000
$284,349,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 140,309,430
Banc of America Securities LLC	52,354,523
Barclays Capital, Inc.	74,632,675
Deutsche Bank Securities, Inc.	17,052,372
$ 284,349,000
$46,558,000 due 3/02/09 at 0.28%
Banc of America Securities LLC	$ 12,193,762
Barclays Capital, Inc.	12,193,762
UBS Securities LLC	22,170,476
$ 46,558,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,814,939,813	$ -	$ 21,814,939,813	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $21,814,939,813.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

February 28, 2009

1.814089.104

MCC-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value
Alabama - 0.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 0.8%, VRDN (b)	$ 10,000,000	$ 10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	6,300,000	6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 1.2% (Kimberly-Clark Corp. Guaranteed), VRDN (b)	2,000,000	2,000,000
		18,300,000
Alaska - 3.5%
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) Series 2001, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	55,000,000	55,000,000
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2003 B, 0.45%, VRDN (b)	17,200,000	17,200,000
Series 2003 C, 0.45%, VRDN (b)	3,000,000	3,000,000
(Exxon Pipeline Co. Proj.) Series 1993 B, 0.35%, VRDN (b)	1,000,000	1,000,000
		76,200,000
Arizona - 0.2%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.82%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.65%, LOC Bank of America NA, VRDN (b)	350,000	350,000
		4,550,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.77%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
California - 3.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 C9, 0.35%, LOC Citibank NA, VRDN (b)	23,575,000	23,575,000
California Gen. Oblig.:
Series 2004 A1, 0.4%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,150,000	1,150,000
Series 2004 A10, 0.45%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,000,000	1,000,000
Series 2004 A3, 0.35%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	10,210,000	10,210,000
Series 2004 A7, 0.4%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	11,065,000	11,065,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2004 B04, 0.33%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 8,650,000	$ 8,650,000
Series B-1, 0.4%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,950,000	8,950,000
California Statewide Cmntys. Dev. Auth. Rev. (John Muir Med. Ctr. Proj.) Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	2,100,000	2,100,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) 0.7%, LOC Bank of America NA, VRDN (b)(c)	5,000,000	5,000,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 0.59%, LOC Citibank NA, VRDN (b)(c)	1,000,000	1,000,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.8%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	9,005,000	9,005,000
Val Verde Unified School District Ctfs. of Prtn. Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	1,100,000	1,100,000
		84,230,000
Colorado - 0.3%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,900,000	4,900,000
		5,900,000
Connecticut - 3.1%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.):
Series V1, 0.35%, VRDN (b)	4,515,000	4,515,000
Series Y2, 0.35%, VRDN (b)	10,100,000	10,100,000
Series Y3, 0.35%, VRDN (b)	1,900,000	1,900,000
Connecticut Hsg. Fin. Auth. Series 2008 E, 0.55% (Liquidity Facility Bank of America NA), VRDN (b)(c)	51,400,000	51,400,000
		67,915,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.85%, VRDN (b)(c)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.1%, VRDN (b)	$ 5,800,000	$ 5,800,000
Series 1999 B, 1.15%, VRDN (b)(c)	1,100,000	1,100,000
		11,700,000
District Of Columbia - 0.5%
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 C2, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	6,925,000	6,925,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series DB 505, 0.65% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	3,430,000	3,430,000
Series EGL 07 0026, 1.14% (Liquidity Facility Citibank NA) (b)(c)(d)	1,100,000	1,100,000
Series Putters 1691, 0.9% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	435,000	435,000
		11,890,000
Florida - 3.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.):
Series 2004 C, 0.6%, LOC Bank of America NA, VRDN (b)	4,475,000	4,475,000
Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
Broward County Wtr. & Swr. Util. Rev. Participating VRDN:
Series Putters 3329, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,665,000	5,665,000
Series ROC II R 11719, 0.68% (Liquidity Facility Citibank NA) (b)(d)	3,095,000	3,095,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.9%, LOC Bank of America NA, VRDN (b)(c)	2,780,000	2,780,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Heather Glenn Apts. Proj.) Series H, 0.9%, LOC Fannie Mae, VRDN (b)(c)	6,960,000	6,960,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.87%, LOC Fannie Mae, VRDN (b)(c)	6,500,000	6,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.6%, LOC Bank of America NA, VRDN (b)	7,000,000	7,000,000
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 0.9%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.25%, VRDN (b)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.55%, VRDN (b)	$ 3,500,000	$ 3,500,000
Miami-Dade County Aviation Rev. Participating VRDN Series BA 08 1145, 0.87% (Liquidity Facility Bank of America NA) (b)(c)(d)	9,000,000	9,000,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
North Broward Hosp. District Series 2005 A, 0.63%, LOC Wachovia Bank NA, VRDN (b)	2,300,000	2,300,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.78%, LOC Wachovia Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.9%, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.95%, LOC Fannie Mae, VRDN (b)(c)	2,045,000	2,045,000
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.65%, LOC Bank of America NA, VRDN (b)	1,250,000	1,250,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.74%, LOC Fannie Mae, VRDN (b)(c)	6,000,000	6,000,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 0.5%, LOC Northern Trust Co., Chicago, VRDN (b)	1,100,000	1,100,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.74%, LOC Fannie Mae, VRDN (b)(c)	9,300,000	9,300,000
		82,325,000
Georgia - 1.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.55%, LOC Bank of America NA, VRDN (b)	6,250,000	6,250,000
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.58%, LOC Wachovia Bank NA, VRDN (b)	1,700,000	1,700,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.87%, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.75%, VRDN (b)(c)	15,600,000	15,600,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.55%, VRDN (b)(c)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 B, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 10,275,000	$ 10,275,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 2.27%, VRDN (b)(c)	1,100,000	1,100,000
		39,930,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.95% (Liquidity Facility Citibank NA) (b)(c)(d)	3,700,000	3,700,000
Illinois - 3.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.68%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 0.9%, LOC Bank of America NA, VRDN (b)(c)	2,600,000	2,600,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.65%, LOC Harris NA, VRDN (b)	1,000,000	1,000,000
Series 2008 C3, 0.65%, LOC Northern Trust Co., Chicago, VRDN (b)	2,000,000	2,000,000
Chicago Wtr. Rev. Series 2004 A2, 0.5%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	5,000,000	5,000,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Illinois Fin. Auth. Rev.:
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.35%, LOC Northern Trust Co., Chicago, VRDN (b)	4,500,000	4,500,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 A1, 0.58%, LOC Wells Fargo Bank NA, VRDN (b)	3,200,000	3,200,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.77%, VRDN (b)(c)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2001, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	3,945,000	3,945,000
(Swedish Covenant Hosp. Proj.) Series 2003 B, 0.7%, LOC Bank of America NA, VRDN (b)	1,195,000	1,195,000
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	5,800,000	5,800,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	3,200,000	3,200,000
Will County Exempt Facilities Rev.:
(BP Amoco Chemical Co. Proj.):
Series 2000, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Will County Exempt Facilities Rev.: - continued
(BP Amoco Chemical Co. Proj.):
Series 2001, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	$ 4,200,000	$ 4,200,000
Series 2002, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	3,300,000	3,300,000
Series 2003, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	2,350,000	2,350,000
(ExxonMobil Corp. Proj.) Series 2001, 0.35% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	7,835,000	7,835,000
		70,340,000
Indiana - 2.7%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A1, 0.7%, LOC Bank of America NA, VRDN (b)(c)	6,000,000	6,000,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	2,400,000	2,400,000
Series 2005 C3, 0.5% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	2,400,000	2,400,000
Series 2006 A2, 0.58% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	3,000,000	3,000,000
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 0.45%, VRDN (b)	4,400,000	4,400,000
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 2000, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	3,900,000	3,900,000
(BP PLC Proj.):
Series 2002 C, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
Series 2005, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	23,700,000	23,700,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (BP Amoco Oil Co. Proj.) Series 1999, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	8,940,000	8,940,000
		59,740,000
Iowa - 0.6%
Iowa Fin. Auth. Series 2003 F, 0.7% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(c)	1,100,000	1,100,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 1.07%, VRDN (b)(c)	12,000,000	12,000,000
		13,100,000
Kansas - 1.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.92%, LOC Bank of America NA, VRDN (b)(c)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev.:
Series 2000 B1, 0.42% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)	$ 12,970,000	$ 12,970,000
Series 2000 B2, 0.42% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)	9,640,000	9,640,000
		29,410,000
Kentucky - 4.8%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.92%, LOC Commerzbank AG, VRDN (b)(c)	2,600,000	2,600,000
Series 2008 A, 0.9%, LOC Commerzbank AG, VRDN (b)(c)	3,200,000	3,200,000
Series 2004 A, 0.9%, LOC Commerzbank AG, VRDN (b)(c)	2,200,000	2,200,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.78%, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.45% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.45% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 1.45% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B2, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.63%, LOC Bank of America NA, VRDN (b)(c)	2,920,000	2,920,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	5,100,000	5,100,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.5% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	63,800,000	63,800,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.): - continued
Series 1999 B, 0.85% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	$ 4,500,000	$ 4,500,000
Series 1999 C, 0.6% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	1,800,000	1,800,000
		104,740,000
Louisiana - 3.5%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.8% (ConocoPhillips Guaranteed), VRDN (b)(c)	900,000	900,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.75%, VRDN (b)(c)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 0.52%, VRDN (b)(c)	7,000,000	7,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 0.52% (Shell Oil Co. Guaranteed), VRDN (b)(c)	27,000,000	27,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.7% (Shell Oil Co. Guaranteed), VRDN (b)(c)	26,400,000	26,400,000
Series 1993, 0.52% (Shell Oil Co. Guaranteed), VRDN (b)(c)	7,840,000	7,840,000
		75,390,000
Maryland - 0.2%
Gaithersburg Econ. Dev. Rev. Board (Asbury Proj.) Series B, 0.67%, LOC KBC Bank NV, VRDN (b)	2,000,000	2,000,000
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.65%, LOC Bank of America NA, VRDN (b)	1,935,000	1,935,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.42%, VRDN (b)	1,250,000	1,250,000
		5,185,000
Massachusetts - 2.9%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.):
Series U5A, 0.38%, LOC RBS Citizens NA, VRDN (b)	17,530,000	17,530,000
Series U5B, 0.45%, LOC RBS Citizens NA, VRDN (b)	15,300,000	15,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.47% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	23,700,000	23,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2006 B, 0.5% (Liquidity Facility Bank of America NA), VRDN (b)	$ 3,400,000	$ 3,400,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Wellesley College Proj.) Series 2008 I, 0.35%, VRDN (b)	3,000,000	3,000,000
		62,930,000
Michigan - 1.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.65%, LOC Bank of New York, New York, VRDN (b)	3,400,000	3,400,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2006 B, 0.62%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,740,000	1,740,000
(Trinity Health Sys. Proj.) Series E, 0.4%, VRDN (b)	14,410,000	14,410,000
Wayne County Arpt. Auth. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.7%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	10,600,000	10,600,000
		30,150,000
Minnesota - 0.1%
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.72%, LOC Fannie Mae, VRDN (b)(c)	1,350,000	1,350,000
Saint Paul Port Auth. Multifamily Hsg. Rev. (Bigos-Sibley Proj.) Series 2004 1, 0.62%, LOC Freddie Mac, VRDN (b)	1,110,000	1,110,000
		2,460,000
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.65%, LOC Bank of America NA, VRDN (b)	3,860,000	3,860,000
Missouri - 3.0%
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 0.9%, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A2, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)	7,150,000	7,150,000
Series 2008 B1, 0.6%, LOC Bank of America NA, VRDN (b)	4,395,000	4,395,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series B, 0.65% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	35,640,000	35,640,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.: - continued
(Cox Health Sys. Proj.) Series 2008 C, 0.7%, LOC Bank of America NA, VRDN (b)	$ 5,000,000	$ 5,000,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.9%, LOC Bank of America NA, VRDN (b)(c)	2,200,000	2,200,000
Saint Louis Indl. Dev. Auth. Series 1994, 0.9%, LOC Bank of America NA, VRDN (b)(c)	500,000	500,000
		64,885,000
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,190,000	1,190,000
Series 2002 C, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,565,000	1,565,000
Series 2007 B, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,165,000	1,165,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.4%, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 0.8%, LOC Wachovia Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		10,720,000
Nevada - 0.4%
Clark County Arpt. Rev. Series 2008 C3, 0.77%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	6,800,000	6,800,000
Las Vegas Gen. Oblig. 0.42%, LOC Lloyds TSB Bank PLC, VRDN (b)	1,725,000	1,725,000
		8,525,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.63%, LOC Wachovia Bank NA, VRDN (b)	2,000,000	2,000,000
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.55%, LOC TD Banknorth, NA, VRDN (b)	6,740,000	6,740,000
		8,740,000
New Mexico - 2.4%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.):
Series 1994 B, 0.48%, LOC Barclays Bank PLC, VRDN (b)	25,400,000	25,400,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - continued
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.): - continued
Series 1994 C, 0.7%, LOC Barclays Bank PLC, VRDN (b)(c)	$ 18,500,000	$ 18,500,000
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.72%, LOC Royal Bank of Canada, VRDN (b)(c)	3,000,000	3,000,000
Series 2008 A3, 0.72%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	4,700,000	4,700,000
		51,600,000
New York - 5.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 3B, 0.48%, LOC WestLB AG, VRDN (b)	23,700,000	23,700,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	2,200,000	2,200,000
New York City Gen. Oblig.:
Series 1994 E3, 0.45%, LOC WestLB AG, VRDN (b)	5,200,000	5,200,000
Series I6, 0.4%, LOC California Teachers Retirement Sys., VRDN (b)	6,155,000	6,155,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (First Avenue Dev. Proj.) Series A, 0.55%, LOC Fannie Mae, VRDN (b)(c)	1,795,000	1,795,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 0.45% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,615,000	10,615,000
Series 2006 AA1, 0.4% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,970,000	6,970,000
New York City Transitional Fin. Auth. Rev. Series 2003 1D, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,400,000	1,400,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 A, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	3,500,000	3,500,000
New York Envir. Facilities Corp. Sewage and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) Series 1997 A, 0.7%, VRDN (b)(c)	2,300,000	2,300,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 0.6%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.55%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(Bowery Place Hsg. Proj.) Series A, 0.67%, LOC Bank of America NA, VRDN (b)(c)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 0.6%, LOC Fannie Mae, VRDN (b)(c)	$ 21,800,000	$ 21,800,000
(Worth Street Hsg. Proj.) Series A, 0.58%, LOC Fannie Mae, VRDN (b)(c)	2,600,000	2,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B2, 0.35%, LOC BNP Paribas SA, VRDN (b)	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G1, 0.35%, LOC BNP Paribas SA, VRDN (b)	4,400,000	4,400,000
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1992 A, 0.7%, VRDN (b)(c)	500,000	500,000
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. (St. Lawrence Univ. Proj.) Series 2001 A, 0.3%, LOC HSBC Bank USA, NA, VRDN (b)	3,600,000	3,600,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.48% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	3,300,000	3,300,000
		116,735,000
North Carolina - 1.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.58% (Liquidity Facility Wachovia Bank NA), VRDN (b)	3,000,000	3,000,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.65% (Liquidity Facility Bank of America NA), VRDN (b)	1,000,000	1,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Goodwill Cmnty. Proj.) 0.65%, LOC Bank of America NA, VRDN (b)	1,715,000	1,715,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 0.59%, LOC Wachovia Bank NA, VRDN (b)	2,370,000	2,370,000
North Carolina Med. Care Commission Health Care Facilities Rev. (The Presbyterian Home at Charlotte, Inc. Proj.) Series 2001, 0.59%, LOC Wachovia Bank NA, VRDN (b)	3,785,000	3,785,000
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 0.55%, LOC Bank of America NA, VRDN (b)	17,350,000	17,350,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.9%, LOC Bank of America NA, VRDN (b)(c)	2,100,000	2,100,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.65% (Liquidity Facility Bank of America NA), VRDN (b)	1,000,000	1,000,000
		32,320,000
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.) Series 2005 A, 0.76% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 5.4%
Cleveland Arpt. Sys. Rev. Series 2008 B, 0.68%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 1,500,000	$ 1,500,000
Columbus Swr. Rev. Participating VRDN Series Putters 2456, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,400,000	1,400,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.77%, VRDN (b)(c)	12,200,000	12,200,000
Series 2007 B, 3.77%, VRDN (b)(c)	1,400,000	1,400,000
Series 2007 C, 3.77%, VRDN (b)(c)	1,200,000	1,200,000
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.51%, LOC JPMorgan Chase Bank, VRDN (b)	7,525,000	7,525,000
Ohio Air Quality Dev. Auth. Rev. (AK Steel Corp. Proj.) Series A, 0.65%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	3,500,000	3,500,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 B, 0.35%, VRDN (b)	5,015,000	5,015,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B2, 0.4%, VRDN (b)	7,000,000	7,000,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 C, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	4,200,000	4,200,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 N, 0.8% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	8,500,000	8,500,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1999, 0.5% (BP PLC Guaranteed), VRDN (b)(c)	13,300,000	13,300,000
Series 2001, 0.5% (BP PLC Guaranteed), VRDN (b)(c)	13,700,000	13,700,000
(BP Products NA, Inc. Proj.):
Series 2002, 0.5% (BP PLC Guaranteed), VRDN (b)(c)	10,510,000	10,510,000
Series 2004, 0.5% (BP PLC Guaranteed), VRDN (b)(c)	15,700,000	15,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.55%, LOC Barclays Bank PLC, VRDN (b)	12,100,000	12,100,000
		118,750,000
Oklahoma - 0.1%
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.9%, LOC Bank of America NA, VRDN (b)(c)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 0.1%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.78%, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 1,400,000	$ 1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.9%, LOC Bank of America NA, VRDN (b)(c)	1,595,000	1,595,000
		2,995,000
Pennsylvania - 3.6%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 0.53%, VRDN (b)	5,000,000	5,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) 0.61%, LOC Wachovia Bank NA, VRDN (b)	6,700,000	6,700,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.65%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	9,150,000	9,150,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 0.65%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000,000	4,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.65%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,640,000	1,640,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.55%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,600,000	1,600,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.45%, VRDN (b)	7,200,000	7,200,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 B, 0.55%, LOC Wachovia Bank NA, VRDN (b)	3,360,000	3,360,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series B, 0.68%, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,090,000	3,090,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	600,000	600,000
Series 2004 D3, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	600,000	600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.65%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,670,000	1,670,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Keystone College Proj.) Series 2001 H5, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 3,150,000	$ 3,150,000
(Thomas Jefferson Univ. Proj.):
Series 2008 A, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	3,600,000	3,600,000
Series 2008 B, 0.53%, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Putters 3297, 0.73% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,240,000	2,240,000
Series 2002 74A, 0.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	5,500,000	5,500,000
Series 2004 81C, 0.9% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	3,140,000	3,140,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,000,000	1,000,000
Philadelphia School District Series 2008 A1, 0.6%, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
		78,740,000
Rhode Island - 0.3%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B4, 0.77%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	7,000,000	7,000,000
South Carolina - 1.4%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 0.52%, VRDN (b)(c)	10,200,000	10,200,000
Series 2003, 0.52%, VRDN (b)(c)	4,400,000	4,400,000
Charleston Wtrwks. & Swr. Rev. Series A, 0.65% (Liquidity Facility Bank of America NA), VRDN (b)	900,000	900,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 0.7%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.6%, VRDN (b)(c)	10,000,000	10,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	1,000,000	1,000,000
		30,500,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 4.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.6%, LOC Bank of America NA, VRDN (b)	$ 8,100,000	$ 8,100,000
Series 2004, 0.6%, LOC Bank of America NA, VRDN (b)	7,850,000	7,850,000
Series 2005, 0.6%, LOC Bank of America NA, VRDN (b)	15,075,000	15,075,000
Series 2008, 0.6%, LOC Bank of America NA, VRDN (b)	21,870,000	21,870,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.7%, LOC Rabobank Nederland, VRDN (b)(c)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2004, 0.6%, LOC Bank of America NA, VRDN (b)	48,305,000	48,305,000
		103,200,000
Texas - 17.2%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.57%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Series 2002 A, 0.57%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2007 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,500,000	2,500,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	18,235,000	18,235,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1993 B, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	18,000,000	18,000,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.52%, VRDN (b)(c)	3,680,000	3,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 0.52%, LOC BNP Paribas SA, VRDN (b)(c)	25,000,000	25,000,000
Series 2004, 0.56%, LOC Calyon SA, VRDN (b)(c)	16,600,000	16,600,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 0.6%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	40,200,000	40,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.75% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.: - continued
(Amoco Oil Co. Proj.):
Series 1998, 0.52%, VRDN (b)(c)	$ 2,500,000	$ 2,500,000
Series 2001, 0.52%, VRDN (b)(c)	2,300,000	2,300,000
(BP Amoco Chemical Co. Proj.) Series 2003, 0.52%, VRDN (b)(c)	3,000,000	3,000,000
(Exxon Mobil Corp. Proj.) Series 2003, 0.35%, VRDN (b)(c)	18,300,000	18,300,000
(Exxon Mobil Proj.) 0.35% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,000,000	4,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 0.52%, VRDN (b)(c)	4,400,000	4,400,000
Series 1994, 0.52%, VRDN (b)(c)	11,200,000	11,200,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.):
Series 1994, 0.7%, VRDN (b)(c)	4,800,000	4,800,000
Series 1995, 0.45% (BP PLC Guaranteed), VRDN (b)(c)	7,550,000	7,550,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	8,725,000	8,725,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.55%, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
Series 2007 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	13,850,000	13,850,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 0.85%, VRDN (b)(c)	6,000,000	6,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2006 B, 0.38% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,545,000	1,545,000
Series 2008 A, 0.4%, VRDN (b)	18,230,000	18,230,000
Series 2008 B, 0.6%, VRDN (b)	7,140,000	7,140,000
Houston Independent School District Participating VRDN Series Putters 699, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,670,000	1,670,000
Houston Util. Sys. Rev. Series 2008 A1, 0.65%, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.45% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	$ 32,538,000	$ 32,538,000
Series 2001 B2, 0.45% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	28,780,000	28,780,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.9%, LOC Bank of America NA, VRDN (b)(c)	1,350,000	1,350,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 1.2%, VRDN (b)(c)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.75% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 0.52%, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,200,000	9,200,000
Series 2006, 0.52%, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,600,000	3,600,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.4%, VRDN (b)	1,070,000	1,070,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.55%, LOC Compass Bank, VRDN (b)	4,780,000	4,780,000
		375,338,000
Utah - 1.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.66%, LOC Wells Fargo Bank NA, VRDN (b)	1,940,000	1,940,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 B, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	19,960,000	19,960,000
Series A, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,220,000	15,220,000
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.68%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,000,000	1,000,000
		38,120,000
Municipal Securities - continued
	Principal Amount	Value
Vermont - 0.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2008 C1, 0.55%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	$ 5,300,000	$ 5,300,000
Series 2008 C2, 0.73%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	8,300,000	8,300,000
		13,600,000
Virginia - 2.1%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 B, 0.58%, LOC Banco Espirito Santo SA (BES), VRDN (b)(c)	5,100,000	5,100,000
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 0.65% (Assured Guaranty Corp. Insured), VRDN (b)	900,000	900,000
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.54%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,900,000	6,900,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	8,545,000	8,545,000
Series 1996 A, 0.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	4,300,000	4,300,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 E, 0.42%, VRDN (b)	3,000,000	3,000,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	8,690,000	8,690,000
		46,635,000
Washington - 4.8%
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 0.52%, VRDN (b)(c)	2,900,000	2,900,000
(BP West Coast Products LLC Proj.):
Series 2002, 0.52% (BP PLC Guaranteed), VRDN (b)(c)	2,000,000	2,000,000
Series 2003, 0.52%, VRDN (b)(c)	2,700,000	2,700,000
Port of Tacoma Rev.:
Series 2008 B, 0.8%, LOC Bank of America NA, VRDN (b)(c)	8,200,000	8,200,000
Series 2008, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(c)	47,130,000	47,130,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Columbia Heights Proj.) Series A, 1.15%, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 9,045,000	$ 9,045,000
(Silver Creek Retirement Proj.) Series A, 1.15%, LOC Wells Fargo Bank NA, VRDN (b)(c)	11,240,000	11,240,000
(Woodland Retirement Proj.) Series A, 1.15%, LOC Wells Fargo Bank NA, VRDN (b)(c)	9,300,000	9,300,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (b)	12,570,000	12,570,000
		105,085,000
West Virginia - 1.0%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.55%, LOC Deutsche Bank AG, VRDN (b)(c)	16,570,000	16,570,000
Series 1990 B, 0.55%, LOC Deutsche Bank AG, VRDN (b)(c)	5,915,000	5,915,000
		22,485,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.75%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	7,800,000	7,800,000
Wyoming - 2.8%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 C, 0.5%, VRDN (b)(c)	4,850,000	4,850,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 B, 0.45%, VRDN (b)(c)	11,000,000	11,000,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.6%, VRDN (b)	45,000,000	45,000,000
		60,850,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,172,868,325)		2,172,868,325
NET OTHER ASSETS - 0.7%		14,529,525
NET ASSETS - 100%		$ 2,187,397,850
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,000,000 or 0.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,172,868,325	$ -	$ 2,172,868,325	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $2,172,868,325.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

February 28, 2009

1.814100.104

CSL-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 1.2%
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 1.2%
Bank of Montreal
3/23/09	1.02% (c)	$ 96,000,000	$ 96,000,000
Federal Agencies - 48.9%

Fannie Mae - 9.4%
3/2/09 to 9/1/09	0.44 to 1.62 (c)	783,850,000	782,567,828
Federal Home Loan Bank - 19.1%
3/2/09 to 3/2/10	0.40 to 3.04 (c)	1,577,140,000	1,576,869,466
Freddie Mac - 20.4%
3/5/09 to 7/24/09	0.35 to 2.61 (c)	1,686,675,000	1,685,637,188
TOTAL FEDERAL AGENCIES			4,045,074,482
U.S. Treasury Obligations - 6.1%

U.S. Treasury Bills - 6.1%
8/13/09 to 2/11/10	0.48 to 0.71	504,500,000	502,344,898
Medium-Term Notes - 8.7%

General Electric Capital Corp.
3/9/09 to 3/24/09	0.49 to 0.51% (c)	523,250,000	523,239,587
Svenska Handelsbanken AB
4/6/09	1.64 (b)(c)	149,000,000	149,000,000
Westpac Banking Corp.
4/14/09	1.46 (b)(c)	51,000,000	51,000,000
TOTAL MEDIUM-TERM NOTES			723,239,587
Repurchase Agreements - 36.1%
Maturity Amount
In a joint trading account at:
0.25% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 1,000,021,172	1,000,000,000
Repurchase Agreements - 36.1%
	Maturity Amount	Value
In a joint trading account at:
0.26% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 1,636,797,303	$ 1,636,762,000
0.28% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	348,368,135	348,360,000
TOTAL REPURCHASE AGREEMENTS		2,985,122,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,351,780,967)		8,351,780,967
NET OTHER ASSETS - (1.0)%		(79,552,111)
NET ASSETS - 100%		$ 8,272,228,856
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,000,000 or 2.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,000,000,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 537,454,708
Barclays Capital, Inc.	129,754,232
Citigroup Global Markets, Inc.	74,145,276
HSBC Securities (USA), Inc.	37,072,638
J.P. Morgan Securities, Inc.	73,282,595
Societe Generale, New York Branch	148,290,551
$ 1,000,000,000
$1,636,762,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 641,774,457
UBS Securities LLC	994,987,543
$ 1,636,762,000
$348,360,000 due 3/02/09 at 0.28%
Banc of America Securities LLC	$ 91,237,143
Barclays Capital, Inc.	91,237,143
UBS Securities LLC	165,885,714
$ 348,360,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,351,780,967	$ -	$ 8,351,780,967	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $8,351,780,967.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

February 28, 2009

1.814092.104

TFC-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Alabama - 2.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.5%, VRDN (a)	$ 10,500,000	$ 10,500,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.65%, VRDN (a)	3,200,000	3,200,000
		13,700,000
Alaska - 7.2%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 C, 0.45%, VRDN (a)	23,970,000	23,970,000
(ConocoPhillips Proj.) Series 1994 B, 0.75%, VRDN (a)	24,900,000	24,900,000
(Exxon Pipeline Co. Proj.) Series 1993 B, 0.35%, VRDN (a)	1,600,000	1,600,000
		50,470,000
Arizona - 0.1%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.54%, LOC Lloyds TSB Bank PLC, VRDN (a)	1,000,000	1,000,000
California - 10.7%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B6, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,250,000	4,250,000
Series 2002 C9, 0.35%, LOC Citibank NA, VRDN (a)	6,900,000	6,900,000
California Gen. Oblig.:
Series 2003 A2, 0.25%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	11,900,000	11,900,000
Series 2003 A3, 0.45%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	18,000,000	18,000,000
Series 2004 A1, 0.4%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	2,675,000	2,675,000
Series 2004 A2, 0.55%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	1,825,000	1,825,000
Series 2004 A4, 0.4%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,905,000	5,905,000
Series 2004 B2, 0.55%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,600,000	3,600,000
Series 2004 B3, 0.45%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,000,000	10,000,000
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences Proj.) Series 2008 E, 0.35%, LOC Northern Trust Co., Chicago, VRDN (a)	1,500,000	1,500,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN Series EGL 07 0044, 0.62% (Liquidity Facility Citibank NA) (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.: - continued
Series 2000 B1, 0.45% (Liquidity Facility WestLB AG), VRDN (a)	$ 2,050,000	$ 2,050,000
Series 2001 C2, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	2,200,000	2,200,000
		74,805,000
Colorado - 1.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.58%, LOC Wells Fargo Bank NA, VRDN (a)	1,700,000	1,700,000
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series 2000 B, 0.58% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000,000	5,000,000
		6,700,000
Connecticut - 0.2%
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2002 D1, 0.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	1,440,000	1,440,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.67%, LOC Bank of America NA, VRDN (a)	5,840,000	5,840,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.6%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
		6,840,000
Florida - 12.9%
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,750,000	2,750,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.52%, VRDN (a)	9,520,000	9,520,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.66% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.62%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) Series 2006, 0.65%, LOC Bank of America NA, VRDN (a)	75,000	75,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 0.6%, LOC Bank of America NA, VRDN (a)	$ 15,850,000	$ 15,850,000
Series 2003 C, 0.55%, LOC Bank of America NA, VRDN (a)	2,620,000	2,620,000
Series 2004, 0.55%, LOC Bank of America NA, VRDN (a)	10,600,000	10,600,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.62%, LOC Northern Trust Co., Chicago, VRDN (a)	2,000,000	2,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.55%, VRDN (a)	16,000,000	16,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.64%, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 0.65%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.65%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 0.5%, LOC Northern Trust Co., Chicago, VRDN (a)	17,000,000	17,000,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.55%, LOC Wachovia Bank NA, VRDN (a)	2,300,000	2,300,000
		89,915,000
Georgia - 3.7%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.58%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.65%, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Series PZ 271, 0.66% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,760,000	6,760,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.6%, VRDN (a)	7,500,000	7,500,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.67%, LOC Fannie Mae, VRDN (a)	5,400,000	5,400,000
		25,755,000
Illinois - 2.8%
Chicago Wastewtr. Transmission Rev. Series 2008 C2, 0.65%, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.65%, LOC Harris NA, VRDN (a)	$ 2,400,000	$ 2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	1,570,000	1,570,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.63%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,700,000	2,700,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	7,445,000	7,445,000
		19,315,000
Indiana - 0.3%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.65%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Kansas - 0.4%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B1, 0.42% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	2,100,000	2,100,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.65%, LOC Harris NA, VRDN (a)	1,000,000	1,000,000
		3,100,000
Kentucky - 0.7%
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.65%, LOC Freddie Mac, VRDN (a)	2,150,000	2,150,000
		5,150,000
Louisiana - 1.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.65%, LOC Bank of America NA, VRDN (a)	5,600,000	5,600,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.45% (Shell Oil Co. Guaranteed), VRDN (a)	1,800,000	1,800,000
		7,400,000
Maryland - 1.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.62%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (a)	$ 5,800,000	$ 5,800,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.65%, LOC Bank of America NA, VRDN (a)	1,010,000	1,010,000
		10,010,000
Massachusetts - 4.4%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U6A, 0.45%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Boston Univ. Proj.) Series H, 0.65%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,000,000	1,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 0.4%, VRDN (a)	10,100,000	10,100,000
Series D6, 0.4%, VRDN (a)	15,845,000	15,845,000
		30,945,000
Michigan - 0.5%
Detroit Econ. Dev. Corp. Rev. (Waterfront Reclamation & Casino Dev. Proj.) Series 1999 B, 0.65%, LOC Bank of America NA, VRDN (a)	1,050,000	1,050,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 0.75% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,440,000	2,440,000
		3,490,000
Mississippi - 4.0%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.6%, VRDN (a)	13,000,000	13,000,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.55%, VRDN (a)	14,750,000	14,750,000
		27,750,000
Missouri - 1.5%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.45%, VRDN (a)	3,700,000	3,700,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,055,000	2,055,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
(Saint Louis Univ. Proj.) Series 2008 B1, 0.6%, LOC Bank of America NA, VRDN (a)	$ 3,500,000	$ 3,500,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 0.65% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,100,000	1,100,000
		10,355,000
Nevada - 0.3%
Clark County School District Participating VRDN Series PZ 174, 0.66% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,210,000	2,210,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.55%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
New York - 7.8%
New York City Gen. Oblig.:
Series 1993 E5, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 1994 A5, 0.48%, LOC KBC Bank NV, VRDN (a)	300,000	300,000
Series 1994 E5, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Series 2006 I5, 0.4%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	2,200,000	2,200,000
Series I6, 0.4%, LOC California Teachers Retirement Sys., VRDN (a)	13,100,000	13,100,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	5,670,000	5,670,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA1, 0.4% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,120,000	9,120,000
Series 2008 B2, 0.55% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Rev. Series C, 0.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	11,400,000	11,400,000
New York Local Govt. Assistance Corp. Series 1995 D, 0.4%, LOC Societe Generale, VRDN (a)	100,000	100,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G2, 0.4%, LOC BNP Paribas SA, VRDN (a)	6,650,000	6,650,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.48%, LOC TD Banknorth, NA, VRDN (a)	$ 1,000,000	$ 1,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.48% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	1,000,000	1,000,000
		54,640,000
North Carolina - 1.7%
Charlotte Gen. Oblig. Series 2007, 0.65% (Liquidity Facility KBC Bank NV), VRDN (a)	2,525,000	2,525,000
Mecklenburg County Gen. Oblig. Series 1998 C, 0.59% (Liquidity Facility Wachovia Bank NA), VRDN (a)	2,100,000	2,100,000
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.53% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,600,000	4,600,000
Wake County Gen. Oblig. Series 2004 A, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
		12,225,000
Ohio - 1.9%
Ohio Higher Edl. Facility Commission Rev. (Xavier Univ. Proj.) 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,560,000	1,560,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.55%, LOC Barclays Bank PLC, VRDN (a)	11,500,000	11,500,000
		13,060,000
Oregon - 0.2%
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.65%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Pennsylvania - 6.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.9%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,150,000	2,150,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,740,000	2,740,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.63%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900,000	900,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.63%, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.): - continued
Series 2006 A, 0.55%, LOC Barclays Bank PLC, VRDN (a)	$ 5,000,000	$ 5,000,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.57%, LOC Lloyds TSB Bank PLC, VRDN (a)	1,900,000	1,900,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Exploration & Oil, Inc. Proj.) 0.6% (BP PLC Guaranteed), VRDN (a)	7,300,000	7,300,000
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.5%, VRDN (a)	1,700,000	1,700,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	975,000	975,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	11,930,000	11,930,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
		42,195,000
Rhode Island - 0.3%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.35% (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,100,000	2,100,000
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.58%, LOC Wachovia Bank NA, VRDN (a)	2,700,000	2,700,000
Tennessee - 4.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.6%, LOC Bank of America NA, VRDN (a)	4,945,000	4,945,000
Series 2003, 0.6%, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Series 2004, 0.6%, LOC Bank of America NA, VRDN (a)	8,135,000	8,135,000
Series 2005, 0.6%, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
Series 2008, 0.6%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.65%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
		31,780,000
Texas - 10.4%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,200,000	$ 6,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	20,200,000	20,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.6%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 A, 0.55%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2008 A, 0.4%, VRDN (a)	7,660,000	7,660,000
Series 2008 B, 0.6%, VRDN (a)	16,100,000	16,100,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.45% (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,150,000	2,150,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.47%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.58%, LOC Freddie Mac, VRDN (a)	2,245,000	2,245,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		72,535,000
Utah - 1.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.63%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,300,000	1,300,000
		9,200,000
Virginia - 2.7%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 C, 0.45%, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.): - continued
Series 2003 F, 0.42%, VRDN (a)	$ 5,880,000	$ 5,880,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.6%, LOC Branch Banking & Trust Co., VRDN (a)	2,100,000	2,100,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.53%, LOC Branch Banking & Trust Co., VRDN (a)	4,750,000	4,750,000
Series 2008 C, 0.6%, LOC Branch Banking & Trust Co., VRDN (a)	5,000,000	5,000,000
		18,730,000
Washington - 1.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,215,000	6,215,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 0.67% (Liquidity Facility Societe Generale) (a)(b)	1,555,000	1,555,000
		7,770,000
West Virginia - 0.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	4,250,000	4,250,000
Wisconsin - 1.4%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000,000	10,000,000
Wyoming - 2.1%
Sublette County Poll. Cont. Rev. (Exxon Proj.) Series 1994, 0.3%, VRDN (a)	14,400,000	14,400,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $691,685,000)		691,685,000
NET OTHER ASSETS - 1.1%		7,380,641
NET ASSETS - 100%		$ 699,065,641
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 691,685,000	$ -	$ 691,685,000	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $691,685,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009